Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net (loss) / income	$ (158,240)	$ (24,903)	$ 217,749
Items that may be reclassified subsequently to profit or loss
Change in value of available for sale investment	0	0	10,801
Cash flow hedges
Unrealized gain on derivative financial instruments	0	0	77
Other comprehensive income	0	0	10,878
Total comprehensive (loss) / income	(158,240)	(24,903)	228,627
Attributable to:
Equity holders of the parent	$ (158,240)	$ (24,903)	$ 228,627